EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of earnings per share

	2021	2020
Net profit for the period attributable to ordinary equity holders from continuing operations (£'000)	30,765	1,442
Weighted average number of ordinary shares in issue ('000)	397,513	303,436
Basic earnings per share for continuing operations (pence)	7.7	0.5

Net profit for the period attributable to ordinary equity holders for continuing operations (£'000)	30,765	1,442
Diluted number of ordinary shares in issue ('000)	415,201	344,638
Diluted earnings per share for continuing operations (pence)	7.4	0.4